Revenue (Details) - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenue
Cash and settlement service fees	₽ 323	₽ 486
Installment cards related fees	434	174
Other revenue	368	90
Total other revenue	₽ 1,125	₽ 750